Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2018
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Schedule of Basic Earnings Per Share

		Year ended December 31,
		2018	2017	2016
Basic Earnings Per Share
Profit (loss) for the year attributable to owners of the Parent		(1,411)	1,121	1,808
Less: additional dividends for the savings shares (0.011 per share and up to capacity)		—	(66)	(66)

	(millions of euros)	(1,411)	1,055	1,742

Average number of Ordinary and Savings Shares	(millions)	21,067	21,067	21,067

Basic earnings per share— Ordinary Shares		(0.07)	0.05	0.08
Plus: additional dividends per savings Share		—	0.01	0.01

Basic earnings per share— Savings Shares	(euro)	(0.07)	0.06	0.09

Basic Earnings Per Share From continuing Operations
Profit (loss) from continuing operations attributable to owners of the Parent		(1,411)	1,121	1,811
Less: additional dividends for the Savings Shares		—	(66)	(66)

	(millions of euros)	(1,411)	1,055	1,745

Average number of Ordinary and Savings Shares	(millions)	21,067	21,067	21,067

Basic earnings (loss) per share from continuing operations— Ordinary Shares		(0.07)	0.05	0.08
Plus: additional dividends per savings Share		—	0.01	0.01

Basic earnings (loss) per share from continuing operations— Savings Shares	(Euro)	(0.07)	0.06	0.09

Basic Earnings Per Share From Discontinued operations/Non-current assets held for sale
Profit (loss) from Discontinued operations/Non-current assets held for sale	(millions of euros)	—	—	47

Average number of Ordinary and Savings Shares	(millions)	21,067	21,067	21,067

Basic earnings (loss) per share from Discontinued operations/ Non-current assets held for sale—Ordinary Shares	(euro)	—	—	—

Basic earnings (loss) per share from Discontinued operations/ Non-current assets held for sale—Savings Shares	(euro)	—	—	—

		Year ended December 31,
		2018	2017	2016
Average number of Ordinary Shares		15,039,368,195	15,039,368,195	15,039,128,128
Average number of Savings Shares		6,027,791,699	6,027,791,699	6,027,791,699

Total		21,067,159,894	21,067,159,894	21,066,919,827

		Year ended December 31,
		2018	2017	2016
Diluted Earnings Per Share
Profit (loss) for the year attributable to Owners of the Parent		(1,411)	1,121	1,808
Dilution effect of stock option plans and convertible bonds (*)		40	32	43
Less: additional dividends for the savings shares (0.011 per share and up to capacity)		—	(66)	(66)

	(millions of euros)	(1,371)	1,087	1,785

Average number of Ordinary and Savings Shares	(millions)	22,167	22,167	22,194

Diluted earnings per share—Ordinary Shares		(0.06)	0.05	0.08
Plus: additional dividends per savings Share		—	0.01	0.01

Diluted earnings per share—Savings Shares	(euro)	(0.06)	0.06	0.09

Diluted Earnings Per Share From continuing Operations
Profit (loss) from continuing operations attributable to owners of the Parent		(1,411)	1,121	1,811
Dilution effect of stock option plans and convertible bonds (*)		40	32	43
Less: additional dividends for the Savings Shares		—	(66)	(66)

	(millions of euros)	(1,371)	1,087	1,788

Average number of Ordinary and Savings Shares	(millions)	22,167	22,167	22,194

Diluted earnings (loss) per share from continuing operations—Ordinary Shares		(0.06)	0.05	0.08
Plus: additional dividends per savings Share		—	0.01	0.01

Diluted earnings (loss) per share from continuing operations—Savings Shares	(euro)	(0.06)	0.06	0.09

Diluted Earnings Per Share From Discontinued operations/Non-current assets held for sale
Profit (loss) from Discontinued operations/Non-current assets held for sale	(millions of euros)	—	—	47

Dilution effect of stock option plans and convertible bonds

Average number of Ordinary and Savings Shares	(millions)	22,167	22,167	22,194

Diluted earnings per share from Discontinued operations/ Non-current assets held for sale—Ordinary Shares	(euro)	—	—	—

Diluted earnings per share from Discontinued operations/ Non-current assets held for sale—Savings Shares	(euro)	—	—	—

		Year ended December 31,
		2018	2017	2016
Average number of Ordinary Shares (*)		16,139,213,020	16,139,681,521	16,166,142,282
Average number of Savings Shares		6,027,791,699	6,027,791,699	6,027,791,699

Total		22,167,004,719	22,167,473,220	22,193,933,981

*

The average number of ordinary shares also includes the potential ordinary shares relating to the equity compensation plans of employees for which the (market and non-market) performance conditions have been met, in addition to the theoretical number of shares that are issuable as a result of the conversion of the unsecured equity-linked convertible bond. Consequently, the “Net profit (loss) for the year attributable to Owners of the Parent and the “Profit (loss) from continuing operations attributable to Owners of the Parent” were also adjusted to exclude the effects, net of tax, related to the above-mentioned plans and to the convertible bond (+40 million euros in 2018; +32 million euros in 2017, and 43 million euros in 2016).

Potential Future Changes in Share Capital

The table below shows future potential changes in share capital, based on the issuance of the convertible bond by TIM S.p.A. in March 2015, the authorizations to increase the share capital in place at December 31, 2018, and the options and rights granted under equity compensation plans, still outstanding at December 31, 2018.

	Number of maximum shares issuable	Share capital (thousands of euros)	Additional paid-in capital (thousands of euros)	Subscription price per shares (euros)
Capital increases already approved (ordinary shares)
2014-2016 Stock Option Plan	133,042	73	80	1.15
	343,069	189	158	1.01
	893,617	492	393	0.99
	13,497,406	7,423	5,264	0.94

Stock Options	14,867,134	8,177	5,895

2015 Convertible Bond (ordinary shares) (*)	1,082,485,386	2,000,000	n.a.	n.a.

Convertible bonds		2,000,000

Total		2,008,177

(*)	The number of shares potentially issuable shown may be subject to adjustments.